Document and Entity Information	Aug. 31, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001618921
Document Type	8-K/A
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	WALGREENS BOOTS ALLIANCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36759
Entity Tax Identification Number	47-1758322
Entity Address, Address Line One	108 Wilmot Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(847)
Local Phone Number	315-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On September 1, 2023, Walgreens Boots Alliance, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to announce, among other things, that its Board of Directors (the “Board”) and Rosalind Brewer had mutually agreed that Ms. Brewer would step down as the Company’s Chief Executive Officer and as a member of the Board and that the Board had appointed Ginger Graham as the Company’s interim Chief Executive Officer, effective September 1, 2023. This amendment to the Original 8-K (this “Amended 8-K”) amends and supplements the Original 8-K to provide details about Ms. Graham’s salary, compensation and other benefits in connection with her appointment. No other changes have been made to the Original 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WBA
Security Exchange Name	NASDAQ
M 3.600 Walgreens Boots Alliance Inc . Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Walgreens Boots Alliance, Inc. notes due 2025
Trading Symbol	WBA25
Security Exchange Name	NASDAQ
M 2.125 Walgreens Boots Alliance Inc . Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Walgreens Boots Alliance, Inc. notes due 2026
Trading Symbol	WBA26
Security Exchange Name	NASDAQ